Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund
Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder

Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-40 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Equity Income Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Equity Income Fund		Class A	Class C	Class I
Management fees		0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		4.65%	4.69%	4.50%
Total annual fund operating expenses		5.40%	6.19%	5.25%
Fee waiver and/or expense reimbursement	[1]	(4.25%)	(4.29%)	(4.35%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.90%	0.90%
[1]	The Dreyfus Corporation has contractually agreed, from December 1, 2011 until October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.90%. Prior to December 1, 2011, The Dreyfus Corporation contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.25%. After October 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-

and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	685	1,738	2,783	5,358
Class C	293	1,454	2,686	5,638
Class I	92	1,182	2,267	4,956

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Equity Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	685	1,738	2,783	5,358
Class C	193	1,454	2,686	5,638
Class I	92	1,182	2,267	4,956

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

121.84% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowing for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques,

fundamental analysis and risk management. In selecting securities, the fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

o  value, or how a stock is priced relative to its perceived intrinsic worth

o  growth, in this case the sustainability or growth of earnings

o  financial profile, which measures the financial health of the company

Based on fundamental analysis, the portfolio managers generally select the most attractive of the higher ranked securities and manage risk by diversifying across companies and industries. The fund may invest in stocks with either value or growth characteristics.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.

More recent performance information may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year.

Sales charges, if any, are not reflected in the bar chart, and if those charges were included,

returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter

Q2, 2009: 12.89%

Worst Quarter

Q4, 2008: -19.17%

The year-to-date total return of the fund's Class A shares as of 6/30/11 was

8.32%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10) -- Class (Inception Date)
Average Annual Total Returns Dreyfus Equity Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes		6.09%	(0.17%)	Jul. 05, 2006
Class A After Taxes on Distributions	Class A returns after taxes on distributions		5.85%	(0.46%)	Jul. 05, 2006
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares		4.24%	(0.15%)	Jul. 05, 2006
Class C	Class C returns before taxes		10.67%	0.39%	Jul. 05, 2006
Class I	Class I returns before taxes		12.91%	1.43%	Jul. 05, 2006
S&P 500 Index	S&P 500 Index reflects no deduction for fees, expenses or taxes	[1]	15.08%	1.95%	Jul. 05, 2006
[1]	For comparative purposes, the value of the S&P 500 Index on 6/30/06 is used as the beginning value on 7/5/06.